ENVIRONMENTAL REHABILITATION AND OTHER PROVISIONS	12 Months Ended
Dec. 31, 2023
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
ENVIRONMENTAL REHABILITATION AND OTHER PROVISIONS	ENVIRONMENTAL REHABILITATION AND OTHER PROVISIONS

Figure in millions	Provision for decommissioning	Provision for restoration	Provision for silicosis	Other provisions (2)	Total

Balance at 1 January 2023	162	416	35	64	677
Changes in estimates - recognised in profit or loss (1)	—	48	(6)	28	70
Change in estimates - capitalised (1)	4	—	—	—	4
Reclassifications	—	—	(2)	2	—
Utilised during the year	—	(28)	(11)	(21)	(60)
Unwinding of provision	6	17	2	1	26
Translation	1	(1)	(1)	—	(1)
Balance at 31 December 2023	173	452	17	74	716
Current	1	46	1	32	80
Non-current	172	406	16	42	636

US Dollars
Figures in millions	2023

Expected cash flows
Within one year	80
Between one and two years	50
Between two and five years	212
After five years	374
716
Sensitivity analysis - Provision for decommissioning (3)
A change in discount rates and cash flows have a significant impact on the amounts recognised in the statement of financial position. A 10% change in the discount rate and cash flows would have the following impact:

Effect of increase in assumptions:
10% change in discount rate	(8)
10% change in cash flows	17
Effect of decrease in assumptions:
10% change in discount rate	8
10% change in cash flows	(17)

Sensitivity analysis - Provision for restoration (3)
A change in discount rates and cash flows have a significant impact on the amounts recognised in the income statement. A 10% change in the discount rate and cash flows would have the following impact:
Effect of increase in assumptions:
10% change in discount rate	(10)
10% change in cash flows	45
Effect of decrease in assumptions:
10% change in discount rate	10
10% change in cash flows	(45)

Sensitivity analysis - Provision for silicosis (3)
Significant judgements are applied in estimating the costs required to settle any qualifying silicosis claims and are based on certain assumptions which includes the number of claimants, take-up rates and disease progression rates. A 10% change in these assumptions would have the following impact:

Effect of increase in assumptions:
10% change in take-up rates	5
10% change in number of cases	5
10% change in disease progression rate	2
Effect of decrease in assumptions:
10% change in take-up rates	(5)
10% change in number of cases	(5)
10% change in disease progression rate	(2)

(1)The change in estimates relating to the provision for decommissioning and restoration is attributable to shifts in discount rates from  global economic assumption changes, alterations in mine plans affecting cash flows, updates in design for closure of tailings storage facilities and in revised methodology following requests from the environmental regulatory authorities. These provisions are expected to unwind beyond the end of the life-of-mine.
(2)Other provisions comprise claims filed by former employees in respect of loss of employment, work-related accident injuries and diseases, governmental fiscal claims relating to levies, surcharges and environmental legal disputes and an onerous provision in Yatela. These liabilities are expected to be settled over the next five-year period.
(3)The sensitivity analysis is based on the change of a single assumption, keeping all other assumptions constant. This may not be the case in practice where changes in assumptions may result in correlated changes in other assumptions, and a change in the provision amount.
Inflation and discount rates applied
Significant judgement is applied in estimating the cost of rehabilitation that will be required in future to rehabilitate the Group’s mines, related surface infrastructure and tailings storage facilities. The final cost may significantly differ from current estimates.
The following inflation and discount rates were used in the calculation of the decommissioning and restoration provisions:

2023

Group rates (excluding Australia)
USD inflation rate (range)	2.1% - 2.6%
USD discount rate (range)	3.9% - 4.6%

Australia
AUD inflation rate (range)	2.4% - 3.5%
AUD discount rate (range)	3.6% - 3.7%
Environmental obligations
Pursuant to environmental regulations in the countries in which the Group operates, in connection with plans for the eventual end-of-life of its mines, the Group is obligated to rehabilitate the lands where such mines are located. In most cases, AngloGold
Ashanti is required to provide financial guarantees for such work, including reclamation bonds or letters of credit issued by third party entities, independent trust funds or cash reserves maintained by the operation, to the respective environmental protection agency, or such other government department with responsibility for environmental oversight in the respective country, to cover the estimated environmental rehabilitation obligations.
In most cases, the environmental obligations will expire on completion of the rehabilitation although, in some cases, the Group may be required to post bonds for potential events or conditions that could arise after the rehabilitation has been completed.
In Australia, since 2014, AngloGold Ashanti has paid into a Mine Rehabilitation Fund an amount of AUD $13m (2022: AUD $11m;
2021: AUD $10m) for a current carrying value of the liability of AUD$115m. At Iduapriem, AngloGold Ashanti has provided a bond comprising a cash component of $12m (2022: $12m; 2021:$11m) with a further bond guarantee amounting to $41m (2022:
$14m; 2021: $39m)  issued by ABSA Bank Ghana Limited, Standard Chartered Bank Ghana Ltd, Ecobank Ghana Ltd, United
Bank for Africa, FirstRand Bank Ghana Ltd and Stanbic Bank Ghana Ltd for a current carrying value of the liability of  $45m
(2022: $46m; 2021: $54m). At Obuasi, AngloGold Ashanti has provided a bond comprising a cash component of $22m (2022:
$22m; 2021: $21m) with a further bank guarantee amounting to $30m (2022: $30m; 2021: $30m) issued by United Bank for
Africa, Stanbic Bank Ghana Ltd and Standard Chartered Bank Ghana PLC for a current carrying value of the liability of $168m
(2022: $171m; 2021: $217m). In some circumstances AngloGold Ashanti may be required to post further bonds in due course which will have a consequential income statement charge for the fees charged by the providers of the reclamation bonds.

Significant accounting judgements and estimates
Provision for environmental obligations
The Group incurs obligations to close, restore and rehabilitate its mine sites affected by mining and exploration activities which are subject to various laws and regulations governing the protection of the environment. The Group recognises management’s best estimate for decommissioning and restoration obligations in the period in which they are incurred and the costs can be reasonably estimated. The determination of the provision is based on, among other considerations, judgements and estimates of current damage caused, timing and amount of future costs to be incurred to rehabilitate the mine sites, estimates of future inflation, exchange rates and discount rates. Future changes to environmental laws and regulations, technology, life-of-mine estimates, inflation rates, foreign currency exchange rates and discount rates could affect the carrying amount of this provision, cannot be predicted with certainty and could have a material impact on AngloGold
Ashanti’s business, financial condition, results of operations and cash flows.
Provision for silicosis
The Group, together with other mining companies, were named in a class action suit for silicosis and tuberculosis which was certified by the
Johannesburg High Court in May 2016. On 26 July 2019, the Johannesburg High Court approved the settlement of the silicosis and tuberculosis class action suit between the Occupational Lung Disease Gold Working Group (the Working Group) – representing AngloGold
Ashanti, Gold Fields, African Rainbow Minerals, Anglo American SA, Harmony and Sibanye Stillwater – and lawyers representing affected mineworkers (settlement agreement). A jointly controlled Special Purpose Vehicle has been set up to act as an agent for the Working Group in relation to certain matters set out in the settlement agreement and trust deed. Claims will be accepted for a twelve-year period with an effective date of December 2019.
The Settlement Agreement in the silicosis and tuberculosis class action litigation became operational on 10 December 2019. A settlement trust, known as the Tshiamiso Trust, was established to carry out the terms of the Settlement Agreement. Significant judgement is applied in estimating the costs that will be incurred to settle the silicosis class action claims and related expenditure. The final costs may differ from current cost estimates. The provision is based on actuarial assumptions including:
•silicosis prevalence rates;
•estimated settlement per claimant;
•benefit take-up rates;
•disease progression rates;
•timing of cashflows; and
•discount rate.
Management believes the assumptions are appropriate, however changes in the assumptions may materially affect the provision and final costs of settlement.